Compensation Plans and Post-Employment Benefits - Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	Nov. 30, 2020	Nov. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 280
Accumulated benefit obligation	272	$ 247
Fair value of plan assets	$ 17	$ 18